Financial Risk Management - Summary of Quantification Extent to Collateral and other Credit Enhancements Mitigate Credit Risk Loans (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
12-month expected credit losses
Assets Held as Collateral Permitted to be Sold or Repledged at Fair Value [Line Items]
Guarantees	₩ 90,696,507	₩ 79,088,720
Deposits and savings	5,723,090	5,210,681
Property and equipment	13,205,822	11,607,675
Real estate	182,139,890	170,171,707
Total	291,765,309	266,078,783
Lifetime expected credit losses
Assets Held as Collateral Permitted to be Sold or Repledged at Fair Value [Line Items]
Guarantees	97,697,362	85,009,046
Deposits and savings	5,900,708	5,427,473
Property and equipment	14,122,770	12,536,622
Real estate	197,867,371	184,844,858
Total	315,588,211	287,817,999
Non-impaired
Assets Held as Collateral Permitted to be Sold or Repledged at Fair Value [Line Items]
Guarantees	6,604,758	5,732,814
Deposits and savings	98,389	149,745
Property and equipment	597,251	808,476
Real estate	13,736,634	12,836,286
Total	21,037,032	19,527,321
Impaired
Assets Held as Collateral Permitted to be Sold or Repledged at Fair Value [Line Items]
Guarantees	396,097	187,512
Deposits and savings	79,229	67,047
Property and equipment	319,697	120,471
Real estate	1,990,847	1,836,865
Total	₩ 2,785,870	₩ 2,211,895